Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

10 – Income Taxes

The Company has incurred losses and consequently recorded no provision beyond the minimum or base tax rate for state or federal income taxes for the three and nine months ended September 30, 2024. The Company maintains a full valuation allowance on all deferred tax assets, as it has concluded that it is more likely than not that these assets will not be realized. As of September 30, 2024 and December 31, 2023, there were no material unrecognized tax benefits included in the accompanying balance sheets that would, if recognized, affect the effective tax rate. For the three and nine months ended September 30, 2024, the Company accrued $460 and $1,380 for 2024 state income taxes, respectively, and for the three and nine months ended September 30, 2023, the Company accrued a net (after refund from the prior year) of $1,380 and $1,341, respectively.

12. Income Taxes

Our losses before income taxes for the years ended December 31, 2023 and 2022 were generated primarily from U.S. operations.

We have no current or deferred provision for income taxes from continuing operations for the years ended December 31, 2023 and 2022.

The significant differences between the U.S. Federal statutory rate and our effective rate for financial reporting purposes are as follows:

	Years Ended December 31,
	2023	2022
Federal statutory tax rate	(21.0)%	(21.0)%
State taxes, net of federal tax benefit	(4.9)	(5.3)
Change in valuation allowance	19.9	26.4
NQSO Comp - Other	2.2	0.0
EQ Comp - Other	0.0	0.0
True-up Adjustment	3.8	(0.1)
Effective tax rate	-%	-%

	As of December 31,
	2023	2022
Current:
Federal	$-	$-
State Franchise Fees	3,293	(8,850)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows for the year ended December 31, 2023 and two months ended December 31, 2022.

Deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2023	2022
Deferred tax assets:
Net Operating Losses	$3,434,559	$1,719,889
Stock-based compensation	153,692	444,051
Depreciation	61,547	(4,605)
Other	120,072	424,675
Subtotal	3,769,870	2,584,010
Valuation allowance	(3,769,870)	(2,584,010)
Deferred tax liabilities:
Net deferred tax asset	$—	$—

For financial reporting purposes, the Company incurred losses for the year ended December 31, 2023 and December 31, 2022 and for each period since inception. Accordingly, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2023, the Company had approximately $13,101,961 of federal and state net operating losses.

A reconciliation between the amount of income tax benefit determined by applying the U.S statutory income tax rate to pre-tax loss is as follows:

	As of December 31,
	2023	2022
Income tax provision at federal statutory rate	$(1,565,126)	$(1,584,531)
State taxes	(361,328)	(399,174)
Stock-based compensation	163,170	—
Penalties and fines	22	—
Other	283,876	(8,964)
Valuation allowance	1,479,386	1,992,669
Net deferred tax asset	$—	$—

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The aggregate changes in the balance of gross unrecognized tax benefits, which excludes penalties and interest, for the year ended December 31, 2023 is zero.

The Company is subject to taxation in the United States and Oregon. There are no ongoing examinations by taxing authorities at this time. The Company’s various tax years 2017 through 2023 remain open for examination by various taxing jurisdictions.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2023, the Company has not accrued any penalties or interest related to uncertain tax positions.

In anticipation of an initial public offering, the Company converted from a limited liability company to a C corporation, a taxable entity, effective November 1, 2021.

For the year ended December 31, 2023, the Company accrued $1,840 for state minimum income taxes, and did not accrue federal income taxes due to net losses in 2023. For the year ended December 31, 2022 the Company reversed the 2021 accrual of $9,300 and accrued only $450 for state income taxes, as we do not anticipate owing more than the minimum state income taxes for 2022.

Since converting to a C corporation, the Company has incurred losses and consequently recorded no provision for state or federal income taxes for the years ended December 31, 2023 and 2022. The Company maintains a full valuation allowance on all deferred tax assets, as it has concluded that it is more likely than not that these assets will not be realized. As of December 31, 2023 and December 31, 2022, there were no material unrecognized tax benefits included in the accompanying balance sheets that would, if recognized, affect the effective tax rate.